Stock Based Compensation Plans:	12 Months Ended
Dec. 31, 2014
Stock Based Compensation Plans: [Abstract]
Stock Based Compensation Plans:

Note 9.      Stock Based Compensation Plans:

Equity Incentive Plans

On June 27, 2012, the shareholders approved the 2012 Equity Incentive Plan (the "2012 Plan") to replace the Company's previous equity incentive plans. In 2014, the Board amended and restated the 2012 Plan changing the maximum number of Class A common shares issuable under options granted under the 2012 Plan from a "rolling" 10% of the outstanding Class A common shares to a fixed number of 7,550,000 Class A common shares. As of December 31, 2014, there were 1,834,500 options available for grant. Grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee established pursuant to the 2012 Plan, or in certain cases, by the Board.

Share option transactions for the years ended December 31, 2014, 2013 and 2012 are as follows:

	2014		2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,443,000	$ 2.21	6,753,188	$ 1.77	5,185,188	$ 1.42
Options exercised	(55,000)	1.82	(1,560,188)	0.43	(52,500)	1.56
Options granted	310,000	4.02	250,000	3.00	1,620,500	2.89
Options outstanding - end of period	5,698,000	$ 2.31	5,443,000	$ 2.21	6,753,188	$ 1.77

Options exercisable - end of period	5,491,331	$ 2.25	4,493,000	$ 2.27	4,568,988	$ 1.59

The following table relates to stock options at December 31, 2014:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.82 - $1.82	2,567,500	$1.82	$3,517,475	1.01	2,567,500	$1.82	$3,517,475	1.01
$1.92 - $1.92	950,000	$1.92	1,206,500	6.44	950,000	$1.92	1,206,500	6.44
$2.89 - $2.89	1,620,500	$2.89	486,150	2.08	1,620,500	$2.89	486,150	2.08
$3.00 - $3.00	250,000	$3.00	47,500	3.44	250,000	$3.00	47,500	3.44
$4.02 - $4.02	310,000	$4.02	-	9.56	103,331	$4.02	-	9.56
$1.82 - $4.02	5,698,000	$2.31	$5,257,625	2.79	5,491,331	$2.25	$5,257,625	2.54

During the years ended December 31, 2014, 2013 and 2012, the Company granted 0.31 million, 0.25 million and 1.6 million options, respectively. The Company recorded non-cash compensation expense during 2014, 2013 and 2012 of $0.2 million, $0.6 million and $2.7 million, respectively, for stock options granted in 2014 and prior periods.

The weighted average fair value of the options granted in 2014, 2013 and 2012 was calculated at $0.87, $0.98 and $1.22, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2014	2013	2012
Risk free interest rate	0.53%	0.34%	0.29%
Expected term	2.0 years	2.0 years	2.9 years
Expected volatility	38%	59%	65%
Dividend yield	nil	nil	nil

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and projected post-vesting behavior. The expected volatility is based on historical volatility of the Company's stock over a period equal to the expected term of the option.

Retention Plan

The Company also maintains the Gold Reserve Director and Employee Retention Plan.  Units granted under the plan become fully vested and payable upon: (1) collection of Arbitral Award proceeds from the ICSID arbitration process and/or sale of mining data and the Company agrees to distribute a substantial majority of the proceeds to its shareholders or, (2) the event of a change of control. Each unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A common share (1) on the date the unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater.  As of December 31, 2014 an aggregate of 1,457,500 unvested units have been granted to directors and executive officers of the Company and 315,000 units have been granted to other employees.  The Company currently does not accrue a liability for these units as events required for vesting of the units have not yet occurred. The minimum value of these units, based on the grant date value of the Class A common shares, was approximately $7.7 million.